SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,026,661	457,987
Percentage Of Monthly Deposits Behalf Of Insurance Companies	8.33%
Inventory Write-down	$ 193	$ 1,046
Asset Impairment Charges	$ 0	$ 489
Bank Time Deposits [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.01%	0.42%